Recent Accounting Pronouncements: (Details) - USD ($)	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 28, 2019	Dec. 30, 2018	Dec. 29, 2018	Dec. 31, 2017
New Accounting Pronouncements or change in accounting principle
Reduction in retaned earnings	$ (154,280)		$ 0
Hman Group holdings Inc and subsidiaries
New Accounting Pronouncements or change in accounting principle
Reduction in retaned earnings		$ (171,849,000)		$ (147,350,000)		$ (61,871,000)
Decrease in other current assets		19,280,000		8,828,000
Decrease in deferred tax liabilities		156,118,000		164,343,000		$ 186,509,000
Operating ROU Asset		76,820,000		81,613,000
Finance ROU Asset		1,919,000		2,101,000
Short-term operating lease liabilities		12,168,000		11,459,000
Long-term operating lease liabilities		68,934,000		73,227,000
Short-term finance lease liabilities		872,000		749,000
Long-term finance lease liabilities		$ 1,172,000		$ 1,526,000
ASU 2016-02 | Hman Group holdings Inc and subsidiaries
New Accounting Pronouncements or change in accounting principle
Operating ROU Asset					$ 72,785,000
Finance ROU Asset					672,000
Short-term operating lease liabilities					12,040,000
Long-term operating lease liabilities					63,291,000
Short-term finance lease liabilities					436,000
Long-term finance lease liabilities					$ 477,000
Cumulative effect | ASU 2014-09 | Hman Group holdings Inc and subsidiaries
New Accounting Pronouncements or change in accounting principle
Reduction in retaned earnings							$ (5,612,000)
Decrease in other current assets							(3,846,000)
Decrease in other assets							(3,370,000)
Increase in other accrued expenses							637,000
Decrease in deferred tax liabilities							$ (2,241,000)